Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2025
RAW MATERIALS AND CONSUMABLES USED.
Raw Materials and Consumables Used

29.  RAW MATERIALS AND CONSUMABLES USED

The detail of the item raw materials and consumables used for the years ended December 31, 2025, 2024 and 2023, are as follows:

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Energy purchases	(1,833,017)	(2,029,524)	(2,125,564)
Fuel consumption	(376,602)	(354,616)	(638,512)
Gas	(372,069)	(348,647)	(618,508)
Oil	(4,533)	(5,969)	(20,004)
Energy transmission cost	(280,917)	(377,457)	(382,888)
Gas sales costs	(189,137)	(186,643)	(289,783)
Other variable supplies and services	(100,707)	(130,542)	(129,809)
Total raw materials and consumables used	(2,780,380)	(3,078,782)	(3,566,556)